Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of operating segments [line items]
Net interest income	$ 3,187	$ 3,205	$ 3,088	$ 6,392	$ 6,220
Non-interest income	2,515	2,722	2,288	5,237	4,654
Total revenue	5,702	5,927	5,376	11,629	10,874
Provision for (reversal of) credit losses	438	295	303	733	378
Amortization and impairment	282	277	256	559	509
Other non-interest expenses	2,858	4,185	2,858	7,043	5,628
Income (loss) before income taxes	2,124	1,170	1,959	3,294	4,359
Income taxes	436	738	436	1,174	967
Net income (loss)	1,688	432	1,523	2,120	3,392
Non-controlling interests	11	9	5	20	10
Equity shareholders	1,677	423	1,518	2,100	3,382
Average assets	932,775	953,164	881,909	943,138	876,137
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,732	1,709	1,583	3,441	3,170
Non-interest income	548	551	560	1,099	1,156
Total revenue	2,280	2,260	2,143	4,540	4,326
Provision for (reversal of) credit losses	123	158	273	281	371
Amortization and impairment	61	59	56	120	108
Other non-interest expenses	1,213	1,231	1,141	2,444	2,241
Income (loss) before income taxes	883	812	673	1,695	1,606
Income taxes	246	223	177	469	423
Net income (loss)	637	589	496	1,226	1,183
Equity shareholders	637	589	496	1,226	1,183
Average assets	317,531	317,940	300,799	317,739	296,828
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	453	464	401	917	778
Non-interest income	883	887	902	1,770	1,822
Total revenue	1,336	1,351	1,303	2,687	2,600
Provision for (reversal of) credit losses	46	46	(4)	92	(8)
Amortization and impairment		1		1	1
Other non-interest expenses	673	664	655	1,337	1,327
Income (loss) before income taxes	617	640	652	1,257	1,280
Income taxes	165	171	172	336	338
Net income (loss)	452	469	480	921	942
Equity shareholders	452	469	480	921	942
Average assets	91,708	89,908	83,367	90,793	80,881
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	460	476	385	936	774
Non-interest income	188	230	206	418	426
Total revenue	648	706	591	1,354	1,200
Provision for (reversal of) credit losses	248	98	55	346	83
Amortization and impairment	31	30	28	61	55
Other non-interest expenses	323	350	292	673	583
Income (loss) before income taxes	46	228	216	274	479
Income taxes	(9)	27	36	18	73
Net income (loss)	55	201	180	256	406
Equity shareholders	55	201	180	256	406
Average assets	61,440	59,421	51,980	60,414	51,113
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	562	535	759	1,097	1,552
Non-interest income	800	946	557	1,746	1,068
Total revenue	1,362	1,481	1,316	2,843	2,620
Provision for (reversal of) credit losses	19	(10)	(14)	9	(52)
Amortization and impairment	1	2	2	3	3
Other non-interest expenses	663	648	590	1,311	1,185
Income (loss) before income taxes	679	841	738	1,520	1,484
Income taxes	182	229	198	411	401
Net income (loss)	497	612	540	1,109	1,083
Equity shareholders	497	612	540	1,109	1,083
Average assets	273,196	296,565	277,686	285,074	280,260
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(20)	21	(40)	1	(54)
Non-interest income	96	108	63	204	182
Total revenue	76	129	23	205	128
Provision for (reversal of) credit losses	2	3	(7)	5	(16)
Amortization and impairment	189	185	170	374	342
Other non-interest expenses	(14)	1,292	180	1,278	292
Income (loss) before income taxes	(101)	(1,351)	(320)	(1,452)	(490)
Income taxes	(148)	88	(147)	(60)	(268)
Net income (loss)	47	(1,439)	(173)	(1,392)	(222)
Non-controlling interests	11	9	5	20	10
Equity shareholders	36	(1,448)	(178)	(1,412)	(232)
Average assets	$ 188,900	$ 189,330	$ 168,077	$ 189,118	$ 167,055